Segment Information - Narrative (Details)	12 Months Ended
Sep. 30, 2018 county state segment
Segment Reporting [Abstract]
Number of reportable segments | segment	4
Number of states to which product sale with propane revenue | state	50
Segment Reporting Information
Number of counties	1
UGI Utilities
Segment Reporting Information
Number of counties	2
France | Geographic Concentration Risk | Revenues
Segment Reporting Information
Concentration risk, percentage	20.00%
France | Geographic Concentration Risk | Long-lived Assets
Segment Reporting Information
Concentration risk, percentage	15.00%